UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [    ]; Amendment Number:
                                                  ----------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEOLOGIC RESOURCE PARTNERS, LLC
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Address:       535 Boylston Street
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               Boston, MA 02116
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Form 13F File Number:  28-11778
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           George R. Ireland
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Title:          Principal of GRI Holdings, LLC, the Managing Member
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                of Geologic Resource Partners, LLC
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Phone:          617-849-8922
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Signature, Place, and Date of Signing:

/s/George R. Ireland          Boston, MA         November 14, 2012
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Report Type (Check only one.):
[ x  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number        Name
     None
     --------------------        ----------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     22
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Form 13F Information Table Value Total:     $329,167
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number        Name

     1          28-14322                    GRI HOLDINGS LLC
     -----      --------------------        -------------------


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

                                                   GEOLOGIC RESOURCE PARTNERS LLC
                                         FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2012

                                                                                                                VOTING AUTHORITY
                                                           VALUE     SHARES/     SH/  PUT/  INVSTMT   OTHER -----------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP      X($1000)  PRN AMT     PRN  CALL  DISCRETN  MGRS  SOLE       SHARED  NONE
--------------                --------------    ------     --------  -------     ---  ----  --------  ----  --------   ------  ----
ANGLOGOLD ASHANTI LTD         Spon ADR          035128206   8,622       246,000  SH         DEFINED    1       246,000  0       0
AURICO GOLD INC               COM               05155C105  27,569     3,944,100  SH         DEFINED    1     3,944,100  0       0
AURIZON MINES LTD             COM               05155P106   6,969     1,324,900  SH         DEFINED    1     1,324,900  0       0
BARRICK GOLD CORP             COM               067901108  19,571       468,658  SH         DEFINED    1       468,658  0       0
BLUE WOLF MONGOLIA HOLDINGS   Unit 99/99/9999   G11962126   2,475       350,000  SH         DEFINED    1       350,000  0       0
CAMECO CORP                   COM               13321L108   9,250       475,602  SH         DEFINED    1       475,602  0       0
ETFS PALLADIUM TR             SHS BEN INT       26923A106  16,594       264,027  SH         DEFINED    1       264,027  0       0
ETFS PLATINUM TR              SHS BEN INT       26922V101  18,670       114,274  SH         DEFINED    1       114,274  0       0
EXETER RES CORP               COM               301835104   3,383     2,037,900  SH         DEFINED    1     2,037,900  0       0
FREEPORT-MCMORAN COPPER & GO  COM               35671D857  26,299       664,462  SH         DEFINED    1       664,462  0       0
GOLDCORP INC NEW              COM               380956409  20,733       452,200  SH         DEFINED    1       452,200  0       0
IAMGOLD CORP                  COM               450913108   2,371       150,000  SH         DEFINED    1       150,000  0       0
ISHARES SILVER TRUST          ISHARES           46428Q109   3,850       115,000  SH         DEFINED    1       115,000  0       0
KINROSS GOLD CORP             Com No PAR        496902404  13,983     1,369,500  SH         DEFINED    1     1,369,500  0       0
LAKE SHORE GOLD CORP          COM               510728108  14,947    14,512,000  SH         DEFINED    1    14,512,000  0       0
LONCOR RESOURCES INC          COM               54179W101   6,880     6,254,600  SH         DEFINED    1     6,254,600  0       0
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100  26,845       500,000  SH         DEFINED    1       500,000  0       0
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589   8,405       340,000  SH         DEFINED    1       340,000  0       0
SPDR GOLD TRUST               GOLD SHS          78463V107  54,135       314,940  SH         DEFINED    1       314,940  0       0
SPDR SERIES TRUST             S&P METALS MNG    78464A755  16,014       368,000  SH         DEFINED    1       368,000  0       0
TASEKO MINES LTD              COM               876511106   2,165       648,100  SH         DEFINED    1       648,100  0       0
TECK RESOURCES LTD            CL B              878742204  19,437       660,000  SH         DEFINED    1       660,000  0       0

